UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Michael W. Stockton

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
January 31, 2016
unaudited
Common stocks 58.11% Consumer staples 8.72%	Shares	Value (000)
Philip Morris International Inc.	2,090,400	$188,157
Altria Group, Inc.	1,852,200	113,188
Imperial Tobacco Group PLC[1]	2,061,000	111,665
Nestlé SA1	1,094,000	80,580
Thai Beverage PCL[1]	164,412,907	78,456
Coca-Cola Co.	1,545,000	66,311
Tesco PLC[1,2]	22,224,000	55,048
British American Tobacco PLC[1]	875,950	48,699
Japan Tobacco Inc.[1]	573,700	22,416
Mead Johnson Nutrition Co.	114,000	8,264
		772,784
Financials 8.10%
UBS Group AG1	5,554,500	91,709
Prudential PLC[1]	3,724,400	73,208
Crown Castle International Corp.	635,777	54,804
Barclays PLC[1]	16,562,762	44,235
HDFC Bank Ltd.[1]	2,330,365	42,372
Royal Bank of Canada	763,000	39,514
Siam Commercial Bank PCL[1]	10,245,000	37,711
U.S. Bancorp	800,000	32,048
Société Générale[1]	735,000	28,122
AIA Group Ltd.[1]	4,904,000	27,442
Credit Suisse Group AG1	1,488,947	26,285
Ventas, Inc.	387,000	21,409
Lamar Advertising Co., Class A	364,000	20,424
Link Real Estate Investment Trust[1]	3,460,500	19,808
Resona Holdings, Inc.[1]	4,310,000	19,773
American International Group, Inc.	339,000	19,147
Citigroup Inc.	425,000	18,096
HSBC Holdings PLC (HKD denominated)[1]	2,122,114	15,018
RSA Insurance Group PLC[1]	2,443,000	14,576
American Campus Communities, Inc.	331,700	13,998
CIT Group Inc.	470,500	13,809
Bank of Ireland[1,2]	38,877,978	12,703
CME Group Inc., Class A	137,000	12,309
Progressive Corp.	310,000	9,688
Commerzbank AG, non-registered shares[1,2]	791,176	6,411
Care Capital Properties, Inc.	96,750	2,897
		717,516
Health care 7.04%
Novartis AG1	1,816,550	140,904
Amgen Inc.	847,824	129,488
Thermo Fisher Scientific Inc.	606,200	80,055
GlaxoSmithKline PLC[1]	3,241,100	66,768
Stryker Corp.	447,200	44,340
American Funds Global Balanced Fund — Page 1 of 16

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Gilead Sciences, Inc.	532,100	$44,164
AbbVie Inc.	690,300	37,897
Roche Holding AG, non-registered shares, non-voting[1]	75,610	19,671
Medtronic PLC	246,000	18,676
Alexion Pharmaceuticals, Inc.[2]	108,600	15,848
Bayer AG1	138,110	15,493
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	720,000	10,671
		623,975
Information technology 6.12%
Alphabet Inc., Class C2	82,280	61,130
Alphabet Inc., Class A2	70,500	53,675
Oracle Corp.	2,001,800	72,685
Intel Corp.	1,842,000	57,139
Tencent Holdings Ltd.[1]	1,655,000	31,266
Accenture PLC, Class A	295,000	31,134
TE Connectivity Ltd.	490,000	28,008
Western Union Co.	1,530,000	27,295
AAC Technologies Holdings Inc.[1]	3,828,500	24,491
MediaTek Inc.[1]	3,660,000	23,879
Alibaba Group Holding Ltd. (ADR)[2]	352,100	23,601
Keyence Corp.[1]	42,000	19,763
Nintendo Co., Ltd.[1]	133,000	18,732
Avago Technologies Ltd.	114,400	15,297
Samsung Electronics Co., Ltd.[1]	13,190	12,733
Hewlett Packard Enterprise Co.	880,000	12,109
Baidu, Inc., Class A (ADR)[2]	71,000	11,592
Tech Mahindra Ltd.[1]	1,256,879	9,344
Hewlett-Packard Co.	880,000	8,545
		542,418
Utilities 4.90%
SSE PLC[1]	6,268,024	130,237
Exelon Corp.	1,975,000	58,401
Dominion Resources, Inc.	682,000	49,220
Iberdrola, SA, non-registered shares[1]	6,525,000	45,971
Iberdrola, SA, non-registered shares[1,2]	130,500	920
National Grid PLC[1]	2,712,022	38,224
Cheung Kong Infrastructure Holdings Ltd.[1]	3,476,000	32,714
Duke Energy Corp.	360,000	27,108
CMS Energy Corp.	618,000	24,028
EDP - Energias de Portugal, SA1	3,600,000	12,585
Engie SA1	554,010	8,902
Glow Energy PCL[1]	2,862,000	6,140
		434,450
Energy 4.79%
Royal Dutch Shell PLC, Class B1	2,161,920	47,274
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,144,594	46,931
Canadian Natural Resources, Ltd.	3,503,000	74,991
Enbridge Inc. (CAD denominated)	1,847,582	64,175
ConocoPhillips	1,247,500	48,752
BP PLC[1]	6,334,200	34,320
Suncor Energy Inc.	1,378,800	32,657
Eni SpA[1]	2,000,000	29,101
American Funds Global Balanced Fund — Page 2 of 16

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Golar LNG Ltd.	1,000,000	$18,620
Denbury Resources Inc.	10,587,000	16,516
Chesapeake Energy Corp.	3,150,000	10,679
		424,016
Telecommunication services 4.54%
Verizon Communications Inc.	3,998,055	199,783
KDDI Corp.[1]	1,236,000	31,249
BCE Inc.	575,000	23,162
TELUS Corp.	811,570	22,505
AT&T Inc.	605,440	21,832
SoftBank Group Corp.[1]	490,000	21,684
Intouch Holdings PCL[1]	12,790,000	20,387
Bharti Infratel Ltd.[1]	3,700,000	19,858
China Mobile Ltd.[1]	1,724,000	18,801
Singapore Telecommunications Ltd.[1]	6,623,000	16,468
CenturyLink, Inc.	270,500	6,876
		402,605
Consumer discretionary 3.82%
Netflix, Inc.[2]	835,100	76,696
Kering SA1	380,000	64,362
General Motors Co.	1,375,000	40,755
Hasbro, Inc.	507,600	37,705
MGM Resorts International[2]	1,163,000	23,353
Mahindra & Mahindra Ltd.[1]	1,088,000	19,882
Whitbread PLC[1]	341,144	19,542
Galaxy Entertainment Group Ltd.[1]	5,244,000	16,522
William Hill PLC[1]	2,732,960	15,200
Kingfisher PLC[1]	1,843,740	8,629
Daily Mail and General Trust PLC, Class A, nonvoting[1]	860,000	8,307
Barratt Developments PLC[1]	896,900	7,700
		338,653
Industrials 3.74%
General Dynamics Corp.	442,100	59,140
Norfolk Southern Corp.	680,000	47,940
General Electric Co.	1,203,000	35,007
Kühne + Nagel International AG1	203,100	26,922
Nielsen Holdings PLC	536,798	25,852
Alliance Global Group, Inc.[1]	72,000,000	22,498
CSX Corp.	840,000	19,337
Intertek Group PLC[1]	415,000	16,827
Industries Qatar QSC[1]	503,000	14,480
CK Hutchison Holdings Ltd.[1]	1,121,760	13,948
Bureau Veritas SA1	720,000	13,727
ASSA ABLOY AB, Class B1	528,000	11,174
United Technologies Corp.	104,300	9,146
Bunzl PLC[1]	262,100	7,014
COSCO Pacific Ltd.[1]	5,876,000	6,630
Babcock International Group PLC[1]	122,700	1,612
		331,254
American Funds Global Balanced Fund — Page 3 of 16

unaudited
Common stocks Materials 2.07%	Shares	Value (000)
International Flavors & Fragrances Inc.	325,000	$38,012
Albemarle Corp.	634,041	33,376
Fortescue Metals Group Ltd.[1]	26,127,022	32,427
Croda International PLC[1]	712,000	29,064
Amcor Ltd.[1]	2,013,350	19,097
Celanese Corp., Series A	252,818	16,097
Rio Tinto PLC[1]	398,000	9,789
Vale SA, Class A, preferred nominative (ADR)	2,925,000	5,411
		183,273
Miscellaneous 4.27%
Other common stocks in initial period of acquisition		378,205
Total common stocks (cost: $5,232,113,000)		5,149,149
Convertible stocks 0.21% Miscellaneous 0.21%
Other convertible stocks in initial period of acquisition		18,425
Total convertible stocks (cost: $15,341,000)		18,425
Convertible bonds 0.06% Financials 0.06%	Principal amount (000)
Bank of Ireland, convertible notes, 10.00% 2016	€4,750	5,318
Total convertible bonds (cost: $6,219,000)		5,318
Bonds, notes & other debt instruments 35.68% Bonds & notes of governments & government agencies outside the U.S. 13.06%
Australian Government, Series 136, 4.75% 2027	A$4,300	3,641
Belgium (Kingdom of), Series 77, 1.00% 2026	€27,500	30,449
Bermuda Government 5.603% 2020	$2,900	3,212
Bermuda Government 4.854% 2024[3]	7,075	7,291
Chilean Government 3.875% 2020	175	187
Colombia (Republic of) 7.50% 2026	COP39,045,000	10,797
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	2,701
French Government O.A.T. Eurobond 0.25% 2020	€16,280	17,966
French Government O.A.T. Eurobond 1.75% 2024	28,250	33,974
French Government O.A.T. Eurobond 2.25% 2024	5,550	6,928
German Government 1.75% 2020[4]	6,790	8,138
German Government 2.00% 2022	28,570	35,009
German Government 0.10% 2023[4]	1,967	2,266
German Government 0.50% 2025	4,800	5,339
German Government 2.50% 2044	8,500	12,547
German Government 2.50% 2046	19,300	28,640
India (Republic of) 7.28% 2019	INR787,600	11,609
India (Republic of) 8.83% 2023	407,200	6,320
India (Republic of) 8.60% 2028	981,900	15,156
India (Republic of) 9.20% 2030	360,900	5,819
Indonesia (Republic of) 4.875% 2021[3]	$1,500	1,578
Indonesia (Republic of) 3.75% 2022	4,895	4,778
Indonesia (Republic of) 3.375% 2023	640	608
American Funds Global Balanced Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 71, 9.00% 2029	IDR27,500,000	$2,050
Irish Government 3.90% 2023	€15,930	21,462
Irish Government 3.40% 2024	10,500	13,810
Irish Government 1.00% 2026	15,400	16,732
Irish Government 2.00% 2045	4,200	4,639
Italian Government 5.50% 2022	12,450	17,501
Italian Government 4.75% 2023	5,300	7,287
Italian Government 4.50% 2024	21,950	29,878
Italian Government 3.50% 2030	13,090	17,054
Japanese Government, Series 315, 1.20% 2021	¥3,465,000	30,584
Japanese Government, Series 326, 0.70% 2022	3,175,000	27,607
Japanese Government, Series 327, 0.80% 2022	3,125,000	27,351
Japanese Government, Series 325, 0.80% 2022	480,000	4,193
Japanese Government, Series 17, 0.10% 2023[4]	242,990	2,094
Japanese Government, Series 329, 0.80% 2023	3,760,000	32,994
Japanese Government, Series 19, 0.10% 2024[4]	1,460,000	12,614
Japanese Government, Series 18, 0.10% 2024[4]	699,040	6,025
Japanese Government, Series 337, 0.30% 2024	2,340,000	19,771
Japanese Government, Series 336, 0.50% 2024	1,460,000	12,550
Japanese Government, Series 20, 0.10% 2025[4]	656,310	5,657
Japanese Government, Series 116, 2.20% 2030	829,000	8,545
Japanese Government, Series 145, 1.70% 2033	385,000	3,736
Japanese Government, Series 150, 1.40% 2034	1,790,000	16,494
Japanese Government, Series 21, 2.30% 2035	845,000	8,876
Japanese Government, Series 36, 2.00% 2042	565,000	5,714
Japanese Government, Series 42, 1.70% 2044	1,830,000	17,447
Lithuania (Republic of) 7.375% 2020	$2,900	3,437
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,209
Malaysian Government, Series 0310, 4.498% 2030	MYR49,650	12,275
Morocco Government 4.25% 2022	$5,700	5,713
Morocco Government 4.25% 2022[3]	500	501
Morocco Government 5.50% 2042	3,500	3,395
Netherlands Government 1.00% 2017	1,900	1,905
Netherlands Government Eurobond 2.25% 2022	€23,375	29,052
Netherlands Government Eurobond 2.00% 2024	3,000	3,718
Norwegian Government 4.25% 2017	NKr4,850	585
Norwegian Government 3.75% 2021	50,800	6,718
Norwegian Government 3.00% 2024	67,500	8,835
Peru (Republic of) 2.75% 2026	€4,000	4,312
Peru (Republic of) 4.125% 2027	$3,600	3,577
Peru (Republic of) 5.625% 2050	375	388
Polish Government 2.75% 2023[4]	PLN19,796	5,419
Polish Government, Series 1017, 5.25% 2017	60,875	15,888
Polish Government, Series 1020, 5.25% 2020	110,900	30,901
Polish Government, Series 1021, 5.75% 2021	97,900	28,243
Polish Government, Series 0922, 5.75% 2022	54,490	15,885
Polish Government, Series 102, 4.00% 2023	50,000	13,253
Polish Government, Series 0725, 3.25% 2025	50,500	12,670
Russian Federation 6.20% 2018	RUB193,400	2,394
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR180,405	10,606
South Africa (Republic of), Series R-214, 6.50% 2041	138,250	6,042
Spanish Government 5.40% 2023	€17,170	24,058
Spanish Government 2.75% 2024	20,975	25,247
Spanish Government 1.95% 2026	4,250	4,747
State of Qatar 3.125% 2017[3]	$1,000	1,018
American Funds Global Balanced Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
State of Qatar 5.25% 2020	$1,300	$1,431
State of Qatar 4.50% 2022[3]	1,000	1,074
Swedish Government, Series 1057, 1.50% 2023	SKr159,000	20,045
Turkey (Republic of) 4.557% 2018	$11,600	11,905
Turkey (Republic of) 9.00% 2024	TRY12,100	3,773
United Kingdom 1.00% 2017	£9,725	14,004
United Kingdom 1.75% 2019	12,850	18,956
United Kingdom 4.75% 2020	25	41
United Kingdom 3.75% 2021	2,850	4,660
United Kingdom 1.75% 2022	7,700	11,344
United Kingdom 2.25% 2023	10,550	16,000
United Kingdom 5.00% 2025	1,550	2,875
United Kingdom 3.25% 2044	11,595	19,546
United Kingdom 4.25% 2046	2,520	5,128
United Mexican States Government 4.00% 2019[4]	MXN102,787	5,970
United Mexican States Government 2.00% 2022[4]	104,410	5,460
United Mexican States Government 4.00% 2040[4]	33,000	1,873
United Mexican States Government Global 4.125% 2026	$3,100	3,111
United Mexican States Government Global 4.75% 2044	6,600	5,973
United Mexican States Government, Series M, 6.25% 2016	MXN30,000	1,675
United Mexican States Government, Series M10, 7.75% 2017	32,000	1,892
United Mexican States Government, Series M, 8.00% 2020	146,000	8,938
United Mexican States Government, Series M, 6.50% 2021	143,500	8,339
United Mexican States Government, Series M20, 10.00% 2024	639,700	45,168
United Mexican States Government, Series M, 5.75% 2026	403,000	21,662
United Mexican States Government, Series M30, 10.00% 2036	96,000	7,155
		1,157,607
U.S. Treasury bonds & notes 12.44% U.S. Treasury 10.24%
U.S. Treasury 7.50% 2016	$2,650	2,793
U.S. Treasury 0.875% 2017	38,500	38,574
U.S. Treasury 1.00% 2017	8,100	8,131
U.S. Treasury 1.00% 2018	6,000	6,012
U.S. Treasury 1.25% 2018	4,800	4,839
U.S. Treasury 3.50% 2018	31,655	33,364
U.S. Treasury 1.50% 2019	17,200	17,412
U.S. Treasury 1.50% 2019	10,100	10,243
U.S. Treasury 1.625% 2019	34,050	34,671
U.S. Treasury 1.625% 2019	12,750	12,961
U.S. Treasury 1.625% 2019	9,750	9,929
U.S. Treasury 1.625% 2019	4,960	5,049
U.S. Treasury 1.625% 2019	4,000	4,072
U.S. Treasury 1.75% 2019	16,900	17,272
U.S. Treasury 1.125% 2020	5,200	5,181
U.S. Treasury 1.25% 2020	81,900	82,038
U.S. Treasury 1.375% 2020	48,700	48,923
U.S. Treasury 1.375% 2020	32,550	32,653
U.S. Treasury 1.375% 2020	30,200	30,324
U.S. Treasury 1.50% 2020	5,950	6,012
U.S. Treasury 1.625% 2020	21,400	21,709
U.S. Treasury 1.625% 2020	4,000	4,060
U.S. Treasury 1.625% 2020	1,080	1,096
U.S. Treasury 1.75% 2020	49,000	49,965
U.S. Treasury 2.125% 2020	5,900	6,112
American Funds Global Balanced Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2021	$12,700	$13,155
U.S. Treasury 3.125% 2021	875	951
U.S. Treasury 1.75% 2022	13,000	13,133
U.S. Treasury 2.00% 2022	18,000	18,401
U.S. Treasury 2.75% 2023	24,270	26,053
U.S. Treasury 2.25% 2024	28,945	29,821
U.S. Treasury 2.50% 2024	30,350	31,937
U.S. Treasury 2.00% 2025	72,935	73,413
U.S. Treasury 2.125% 2025	20,240	20,610
U.S. Treasury 2.25% 2025	3,000	3,087
U.S. Treasury 4.625% 2040	2,800	3,822
U.S. Treasury 3.625% 2044	16,445	19,489
U.S. Treasury 2.875% 2045	87,545	89,693
U.S. Treasury 3.00% 2045	66,415	69,843
		906,803
U.S. Treasury inflation-protected securities 2.20%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,770	9,825
U.S. Treasury Inflation-Protected Security 0.125% 2020[4]	16,723	16,777
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,457	3,424
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	10,964	10,943
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	56,378	54,731
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	37,048	37,395
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	40,465	39,431
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	8,933	8,830
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,581	2,992
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	7,944	8,338
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	2,701	2,433
		195,119
Total U.S. Treasury bonds & notes		1,101,922
Corporate bonds & notes 7.72% Financials 2.22%
ACE INA Holdings Inc. 2.875% 2022	645	654
ACE INA Holdings Inc. 3.35% 2026	645	658
ACE INA Holdings Inc. 4.35% 2045	1,120	1,179
Allianz SE, 4.75% (undated)	€2,800	3,244
American Campus Communities, Inc. 3.75% 2023	$2,640	2,631
American Campus Communities, Inc. 4.125% 2024	17,275	17,520
American International Group, Inc. 2.30% 2019	20,000	20,086
AvalonBay Communities, Inc. 2.85% 2023	450	443
Aviva PLC, subordinated 6.875% 2058	£2,250	3,481
AXA SA, junior subordinated 5.453% (undated)	5,625	7,800
Banco de Crédito del Perú 5.375% 2020[3]	$125	134
Bank of America Corp. 3.875% 2025	7,030	7,123
Barclays Bank PLC 6.00% 2021	€1,400	1,810
Barclays Bank PLC 10.00% 2021	£3,700	6,779
Barclays Bank PLC 6.625% 2022	€725	994
Barclays Bank PLC 3.65% 2025	$2,150	2,065
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,849
BNP Paribas 5.00% 2021	2,050	2,287
CaixaBank, SA 5.00% 2023	€2,800	3,102
Citigroup Inc. 2.50% 2018	$890	899
American Funds Global Balanced Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.70% 2026	$6,000	$6,010
Corporate Office Properties Trust 3.60% 2023	240	223
Credit Agricole SA 4.375% 2025[3]	2,150	2,085
Credit Suisse Group AG 3.00% 2021	3,450	3,496
Essex Portfolio L.P. 3.50% 2025	2,760	2,703
Goldman Sachs Group, Inc. 2.55% 2019	670	671
Goldman Sachs Group, Inc. 5.25% 2021	900	1,000
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,196
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,081
Goldman Sachs Group, Inc. 4.75% 2045	2,835	2,821
Goldman Sachs Group, Inc., subordinated, 4.25% 2025	1,000	1,000
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,175	13,744
HSBC Holdings PLC 4.125% 2020[3]	560	603
HSBC Holdings PLC 4.00% 2022	2,440	2,583
HSBC Holdings PLC 6.375% 2022	£50	75
HSBC Holdings PLC 3.375% 2024	€450	509
HSBC Holdings PLC 4.25% 2025	$5,350	5,267
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	1,965
JPMorgan Chase & Co. 2.55% 2020	2,770	2,764
JPMorgan Chase & Co. 3.25% 2022	1,850	1,865
JPMorgan Chase & Co. 3.125% 2025	1,240	1,204
JPMorgan Chase & Co. 3.90% 2025	5,900	6,077
Kimco Realty Corp. 3.40% 2022	355	360
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,407
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,408
Morgan Stanley 1.75% 2016	$4,000	4,003
Morgan Stanley 3.875% 2026	2,705	2,738
NN Group NV, 4.50% (undated)	€2,050	2,125
Nordea Bank AB 3.125% 2017[3]	$2,000	2,041
PNC Financial Services Group, Inc. 2.854% 2022	2,000	2,001
Prologis, Inc. 3.375% 2024	€950	1,113
Prologis, Inc. 3.75% 2025	$915	925
Rabobank Nederland 3.875% 2023	€2,400	2,871
Rabobank Nederland 4.625% 2023	$1,750	1,817
Select Income REIT 4.50% 2025	635	588
WEA Finance LLC 2.70% 2019[3]	1,070	1,072
WEA Finance LLC 3.25% 2020[3]	2,405	2,451
WEA Finance LLC 3.75% 2024[3]	3,570	3,601
Wells Fargo & Co. 3.55% 2025	6,825	6,958
		197,159
Health care 1.35%
AbbVie Inc. 2.50% 2020	7,400	7,358
AbbVie Inc. 3.60% 2025	6,635	6,659
AbbVie Inc. 4.50% 2035	2,285	2,237
Actavis Funding SCS 3.00% 2020	1,870	1,896
Actavis Funding SCS 3.80% 2025	13,185	13,402
Actavis Funding SCS 4.55% 2035	5,540	5,482
Actavis Funding SCS 4.75% 2045	4,205	4,229
Baxalta Inc. 4.00% 2025[3]	3,185	3,173
Becton, Dickinson and Co. 2.675% 2019	5,000	5,088
Becton, Dickinson and Co. 3.734% 2024	2,550	2,614
Biogen Inc. 4.05% 2025	2,500	2,566
Biogen Inc. 5.20% 2045	1,400	1,426
American Funds Global Balanced Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Celgene Corp. 3.875% 2025	$3,150	$3,187
EMD Finance LLC 3.25% 2025[3]	16,847	16,316
Gilead Sciences, Inc. 3.70% 2024	2,800	2,917
Gilead Sciences, Inc. 3.50% 2025	3,205	3,297
Gilead Sciences, Inc. 3.65% 2026	1,135	1,164
Medtronic, Inc. 3.50% 2025	13,280	13,655
Novartis Securities Investment Ltd. 5.125% 2019	475	523
Roche Holdings, Inc. 3.35% 2024[3]	17,275	18,102
Zimmer Holdings, Inc. 3.55% 2025	4,325	4,223
Zimmer Holdings, Inc. 4.25% 2035	380	353
		119,867
Energy 1.04%
Chevron Corp. 1.961% 2020	5,175	5,102
Ecopetrol SA 5.875% 2045	3,490	2,433
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	1,725
Halliburton Co. 3.375% 2022	1,505	1,480
Halliburton Co. 3.80% 2025	1,410	1,321
Kinder Morgan Energy Partners, LP 3.50% 2021	850	753
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,102
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	3,256
Kinder Morgan, Inc. 4.30% 2025	25,505	22,135
Kinder Morgan, Inc. 5.55% 2045	2,229	1,752
Pemex Project Funding Master Trust 5.75% 2018	700	717
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	22
Petrobras International Finance Co. 5.375% 2021	2,283	1,721
Petróleos Mexicanos 3.50% 2018	2,130	2,092
Petróleos Mexicanos 8.00% 2019	2,410	2,596
Petróleos Mexicanos 4.875% 2022	3,500	3,290
Petróleos Mexicanos 6.50% 2041	675	578
Petróleos Mexicanos 5.50% 2044[3]	550	417
Petróleos Mexicanos 5.625% 2046[3]	3,070	2,375
Phillips 66 Partners LP 4.68% 2045	220	162
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	160	104
Schlumberger BV 4.00% 2025[3]	3,080	3,006
Statoil ASA 3.125% 2017	1,460	1,490
Statoil ASA 1.95% 2018	505	503
Statoil ASA 3.25% 2024	4,100	3,961
Statoil ASA 3.70% 2024	1,475	1,485
StatoilHydro ASA 2.45% 2023	1,860	1,730
Total Capital International 2.875% 2022	2,350	2,334
TransCanada PipeLines Ltd. 6.50% 2018	125	136
TransCanada PipeLines Ltd. 7.125% 2019	125	139
Transocean Inc. 4.30% 2022	5,100	2,486
Transportadora de Gas Peru SA 4.25% 2028[3,5]	1,700	1,581
Tullow Oil PLC 6.00% 2020	4,240	2,714
Tullow Oil PLC 6.25% 2022	5,000	3,100
Williams Partners LP 5.25% 2020	150	125
Williams Partners LP 4.50% 2023	1,500	1,112
Williams Partners LP 4.30% 2024	2,600	1,940
Williams Partners LP 4.00% 2025	12,685	8,979
		91,954
American Funds Global Balanced Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.98%	Principal amount (000)	Value (000)
Altice Finco SA, First Lien, 7.75% 2022[3]	$3,375	$3,164
AT&T Inc. 2.45% 2020	1,930	1,905
AT&T Inc. 2.80% 2021	6,620	6,608
AT&T Inc. 3.40% 2025	3,851	3,695
CenturyLink, Inc., Series T, 5.80% 2022	1,500	1,403
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	703
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,260
Deutsche Telekom International Finance BV 6.00% 2017	€750	859
France Télécom 5.625% 2018	500	610
France Télécom 9.00% 2031	$3,300	4,760
France Télécom 5.375% 2050	£2,000	3,395
Frontier Communications Corp. 7.625% 2024	$5,500	4,661
Frontier Communications Corp. 11.00% 2025[3]	5,225	5,055
MetroPCS Wireless, Inc. 6.25% 2021	2,490	2,552
Sprint Nextel Corp. 9.125% 2017	7,505	7,505
Sprint Nextel Corp. 11.50% 2021	4,075	3,443
T-Mobile US, Inc. 6.375% 2025	5,725	5,761
T-Mobile US, Inc. 6.50% 2026	10,700	10,700
Verizon Communications Inc. 5.15% 2023	4,266	4,728
Verizon Communications Inc. 4.272% 2036	13,587	12,182
Verizon Communications Inc. 4.522% 2048	2,050	1,794
		86,743
Materials 0.69%
ArcelorMittal 10.85% 2019	9,362	8,753
First Quantum Minerals Ltd. 6.75% 2020[3]	35,656	16,446
First Quantum Minerals Ltd. 7.25% 2022[3]	4,945	2,250
FMG Resources 9.75% 2022[3]	25,797	22,508
Vale Overseas Ltd. 6.875% 2036	3,055	1,944
Vale Overseas Ltd. 6.875% 2039	15,100	9,513
Vale SA 5.625% 2042	185	111
		61,525
Consumer discretionary 0.48%
BMW Group 3.875% 2017	€250	281
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	$10,050	10,023
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,889
Ford Motor Credit Co. 3.20% 2021	6,400	6,356
Hyundai Capital Services Inc. 2.625% 2020[3]	1,000	997
Li & Fung Ltd. 6.00% (undated)[6]	10,000	10,025
McDonald’s Corp. 3.70% 2026	1,355	1,374
McDonald’s Corp. 4.70% 2035	590	599
McDonald’s Corp. 4.875% 2045	910	924
Thomson Reuters Corp. 1.30% 2017	2,450	2,441
Thomson Reuters Corp. 4.30% 2023	1,950	2,037
Time Warner Inc. 4.75% 2021	1,300	1,404
Univision Communications Inc. 6.75% 2022[3]	1,685	1,742
		42,092
Consumer staples 0.45%
Altria Group, Inc. 2.625% 2020	1,700	1,726
Altria Group, Inc. 4.75% 2021	3,300	3,640
Anheuser-Busch InBev NV 3.30% 2023	3,400	3,460
Anheuser-Busch InBev NV 3.65% 2026	8,180	8,289
American Funds Global Balanced Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.70% 2036	$3,020	$3,076
Anheuser-Busch InBev NV 4.90% 2046	3,720	3,863
CVS Caremark Corp. 3.875% 2025	2,430	2,517
PepsiCo, Inc. 2.50% 2016	1,000	1,004
Philip Morris International Inc. 4.25% 2044	2,700	2,644
Reynolds American Inc. 4.00% 2022	1,325	1,404
Reynolds American Inc. 4.45% 2025	6,730	7,155
Reynolds American Inc. 5.70% 2035	95	104
Reynolds American Inc. 5.85% 2045	825	925
		39,807
Utilities 0.39%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	4,800	4,548
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,251
Duke Energy Corp. 3.75% 2024	3,950	4,031
E.ON International Finance BV 5.80% 2018[3]	1,325	1,431
Electricité de France SA 3.625% 2025[3]	4,160	4,156
Electricité de France SA 6.00% 2114	£1,400	2,392
MidAmerican Energy Holdings Co. 2.00% 2018	$2,550	2,555
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,456
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,810
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,071
PacifiCorp. 3.35% 2025	725	747
PSEG Power LLC 2.75% 2016	315	318
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,535
		34,301
Industrials 0.12%
Autoridad del Canal de Panama 4.95% 2035[3,5]	1,300	1,343
ENA Norte Trust 4.95% 2028[3,5]	1,027	1,066
GE Capital European Funding 5.375% 2020	€1,500	1,944
General Electric Capital Corp. 0.964% 2016[3]	$1,170	1,171
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	2,938	2,780
Lockheed Martin Corp. 3.10% 2023	335	341
Lockheed Martin Corp. 3.55% 2026	555	570
Red de Carreteras de Occidente 9.00% 2028[5]	MXN18,470	1,009
Volvo Treasury AB 5.00% 2017	€300	345
		10,569
Total corporate bonds & notes		684,017
Mortgage-backed obligations 2.26%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	$7,430	7,532
Fannie Mae 6.00% 2037[5]	237	268
Fannie Mae 4.00% 2041[5]	261	280
Fannie Mae 4.00% 2041[5]	195	209
Fannie Mae 4.00% 2041[5]	166	178
Fannie Mae 4.00% 2041[5]	51	54
Government National Mortgage Assn. 4.50% 2045[5]	18,132	19,567
Government National Mortgage Assn. 3.50% 2046[5,7]	58,250	61,413
Government National Mortgage Assn. 4.00% 2046[5,7]	6,889	7,362
HBOS Treasury Services PLC, Series 17, 4.375% 2016[5]	€1,000	1,105
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	$6,350	6,357
Korea Housing Finance Corp. 2.50% 2020[3,5]	3,600	3,659
American Funds Global Balanced Fund — Page 11 of 16

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr371,336	$52,943
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	162,498	23,836
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	39,325	5,574
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	72,861	10,354
		200,691
Asset-backed obligations 0.20%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.776% 2020[5,6]	$5,020	5,018
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	4,966	5,022
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[5]	7,528	7,527
		17,567
Total bonds, notes & other debt instruments (cost: $3,284,579,000)		3,161,804
Short-term securities 5.92%
Emerson Electric Co. 0.50% due 4/11/2016[3]	25,000	24,975
ExxonMobil Corp. 0.37% due 2/17/2016	34,000	33,994
Fannie Mae 0.23% due 3/1/2016	26,600	26,593
Federal Home Loan Bank 0.19%–0.55% due 2/16/2016–8/29/2016	167,700	167,593
Mitsubishi UFJ Trust and Banking Corp. 0.46% due 2/19/2016[3]	39,700	39,691
National Rural Utilities Cooperative Finance Corp. 0.37% due 2/8/2016	25,000	24,998
Siemens Capital Co. LLC 0.48% due 4/18/2016[3]	20,000	19,981
Société Générale 0.40% due 2/1/2016[3]	26,500	26,500
Sumitomo Mitsui Banking Corp. 0.34% due 2/3/2016[3]	25,000	24,999
Svenska Handelsbanken Inc. 0.31%–0.36% due 2/17/2016–3/10/2016[3]	85,600	85,569
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[3]	49,300	49,258
Total short-term securities (cost: $524,151,000)		524,151
Total investment securities 99.98% (cost: $9,062,403,000)		8,858,847
Other assets less liabilities 0.02%		2,145
Net assets 100.00%		$8,860,992
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $387,740,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 1/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	2/26/2016	UBS AG	€1,725	$1,871	$(1)
Euros	2/29/2016	UBS AG	€5,562	$6,100	(70)
Euros	3/1/2016	HSBC Bank	€10,991	$12,021	(105)
Euros	3/4/2016	HSBC Bank	€7,854	$8,500	15
Japanese yen	2/3/2016	Citibank	¥729,660	$6,050	(23)
Japanese yen	3/1/2016	UBS AG	¥1,719,079	$14,505	(297)
Japanese yen	3/3/2016	HSBC Bank	¥3,319,551	$28,522	(1,084)
American Funds Global Balanced Fund — Page 12 of 16

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 1/31/2016 (000)
			Receive (000)	Deliver (000)
Japanese yen	3/7/2016	HSBC Bank	¥1,519,982	$12,793	$(227)
Japanese yen	3/22/2016	UBS AG	¥2,462,106	$20,984	(618)
					$(2,410)
Sales:
Australian dollars	3/2/2016	Citibank	$3,281	A$4,750	$(75)
British pounds	2/23/2016	JPMorgan Chase	¥1,348,846	£7,900	(111)
British pounds	3/4/2016	Bank of America, N.A.	€5,103	£3,900	(25)
British pounds	3/8/2016	Bank of America, N.A.	C$12,663	£6,325	26
British pounds	3/8/2016	HSBC Bank	$14,470	£10,150	6
Euros	2/8/2016	HSBC Bank	$13,565	€12,600	(88)
Euros	3/1/2016	HSBC Bank	¥2,131,872	€16,600	(376)
Euros	3/3/2016	Bank of America, N.A.	$13,448	€12,310	102
Malaysian ringgits	3/3/2016	JPMorgan Chase	$6,763	MYR28,000	41
Polish zloty	2/8/2016	Barclays Bank PLC	€13,755	PLN59,200	397
Polish zloty	2/12/2016	JPMorgan Chase	$25,351	PLN101,650	443
Polish zloty	2/12/2016	Barclays Bank PLC	$11,982	PLN48,050	207
Polish zloty	2/19/2016	JPMorgan Chase	€11,095	PLN48,400	166
Polish zloty	2/22/2016	UBS AG	€26,959	PLN119,900	(154)
South African rand	2/26/2016	Bank of America, N.A.	$2,490	ZAR42,100	(147)
South African rand	2/29/2016	JPMorgan Chase	$4,216	ZAR69,550	(137)
Swedish kronor	3/7/2016	Citibank	$9,199	SKr78,200	79
Swedish kronor	3/7/2016	HSBC Bank	€7,874	SKr75,000	(210)
					$144
Forward currency contracts — net					$(2,266)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,360,603,000, which represented 26.64% of the net assets of the fund. This amount includes $2,317,312,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $467,697,000, which represented 5.28% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 13 of 16

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Global Balanced Fund — Page 14 of 16

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$375,920	$396,864	$—	$772,784
Financials	258,143	459,373	—	717,516
Health care	370,468	253,507	—	623,975
Information technology	402,210	140,208	—	542,418
Utilities	158,757	275,693	—	434,450
Energy	266,390	157,626	—	424,016
Telecommunication services	274,158	128,447	—	402,605
Consumer discretionary	178,509	160,144	—	338,653
Industrials	196,422	134,832	—	331,254
Materials	92,896	90,377	—	183,273
Miscellaneous	214,673	163,532	—	378,205
Convertible stocks	18,425	—	—	18,425
Convertible bonds	—	5,318	—	5,318
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,157,607	—	1,157,607
U.S. Treasury bonds & notes	—	1,101,922	—	1,101,922
Corporate bonds & notes	—	684,017	—	684,017
Mortgage-backed obligations	—	200,691	—	200,691
Asset-backed obligations	—	17,567	—	17,567
Short-term securities	—	524,151	—	524,151
Total	$2,806,971	$6,051,876	$—	$8,858,847

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,482	$—	$1,482
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,748)	—	(3,748)
Total	$—	$(2,266)	$—	$(2,266)
*	Securities with a value of $2,317,312,000, which represented 26.15% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Global Balanced Fund — Page 15 of 16

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
TBA = To-be-announced
A$ = Australian dollars
CAD/C$ = Canadian dollars
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
TRY = Turkish lira
ZAR = South African rand
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$603,016
Gross unrealized depreciation on investment securities	(818,272)
Net unrealized depreciation on investment securities	(215,256)
Cost of investment securities	9,074,103
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0316O-S49255	American Funds Global Balanced Fund — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: March 30, 2016

By _/s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: March 30, 2016